Investments accounted for using the equity method (Details)								1 Months Ended		12 Months Ended
	Jul. 10, 2020 CNY (¥)	Mar. 31, 2020	Feb. 20, 2020 CNY (¥)	Aug. 23, 2019 CNY (¥)	Aug. 23, 2019 JPY (¥)	Jan. 31, 2019	Mar. 28, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investment in associate
At beginning of year									¥ 29,452,000	¥ 172,757,000	¥ 115,124,000	¥ 29,452,000
Additions											60,000,000	100,000,000
Share of (losses)/profit of associate										12,150,000	(4,878,000)	(14,328,000)
Gain on dilution of interest in associate											2,511,000
At end of year										184,907,000	172,757,000	115,124,000
Purchase of interests in investments accounted for using equity method											62,040,000	104,321,000
Proportion of ownership interest in associate		40.00%	31.82%			35.00%
Investment in joint venture
At beginning of year										2,976,000	3,705,000
Additions											2,040,000	4,321,000
Share of losses of joint venture										(2,204,000)	(2,924,000)	(526,000)
Exchange difference										(333,000)	155,000	(90,000)
At end of year										¥ 439,000	¥ 2,976,000	¥ 3,705,000
Puhui Lixin
Investment in associate
Additions								¥ 60,000,000	¥ 100,000,000
Gain on dilution of interest in associate			¥ 2,511,000
Purchase of interests in investments accounted for using equity method							¥ 40,000,000
Pingan Puhui / Puhui Lixin
Investment in associate
Additions			¥ 40,000,000
SBI Japan
Investment in joint venture
Capital invested				¥ 4,321,000	¥ 65,100,000
Percentage of equity interest				31.00%	31.00%
Open Portal Guangxi
Investment in associate
Additions	¥ 2,040,000
Investment in joint venture
Percentage of equity interest										51.00%
Digital Guagnxi / Open Portal Guangxi
Investment in joint venture
Percentage of equity interest										49.00%